UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

RESOURCE CREDIT INCOME FUND

(Exact name of registrant as specified in charter)

712 Fifth Avenue, 12th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

866-773-4120

(Registrant's telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 – December 31, 2017

Item 1. Schedule of Investments.

Resource Credit Income Fund
PORTFOLIO OF INVESTMENTS
December 31, 2017 (Unaudited)

	Interest Rate	Maturity	Principal	Value
BANK LOANS (24.96%)
ABG Intermediate Holdings 2 LLC, Second Lien Initial Term Loan(a)(b)	3M US L + 7.75%	09/29/2025	$1,000,000	$1,015,000
Advantage Sales & Marketing, Inc., Second Lien Term Loan(a)(b)	12M US L + 6.50%, 1% Floor	07/25/2022	2,425,000	2,279,500
Asurion LLC, Second Lien Replacement B-2 Term Loan(a)(b)	12M US L + 6.00%	08/04/2025	250,000	257,422
BJ's Wholesale Club, Inc., Second Lien Initial Term Loan(a)(b)	6M US L + 7.50%, 1% Floor	02/03/2025	1,300,000	1,272,986
CIBT Global, Inc., Second Lien Initial Term Loan(a)(b)	3M US L + 7.75%	06/01/2025	1,000,000	1,015,000
Coinamatic Canada, Inc., Second Lien Initial Canadian Term Loan(a)	12M US L + 7.00%, 1% Floor	05/12/2023	18,630	18,537
EagleView Technology Corp., First Lien Term Loan(a)(b)	3M US L + 4.25%, 1% Floor	07/15/2022	248,728	251,215
Equinox Holdings, Inc., Second Lien Initial Term Loan(a)(b)	12M US L + 7.00%, 1% Floor	09/06/2024	1,250,000	1,293,750
Genoa, a QoL Healthcare Co. LLC, Second Lien Initial Term Loan(a)(b)	12M US L + 8.00%, 1% Floor	10/28/2024	400,000	407,000
Institutional Shareholder Services, Inc., Second Lien Initial Term Loan(a)(b)	3M US L + 7.75%	10/16/2025	2,000,000	2,015,000
Navios Maritime Partners LP, Initial Term Loan(a)(b)	3M US L + 5.00%, 1% Floor	09/14/2020	487,342	487,281
OEConnection LLC, Second Lien Term Loan(a)(b)	3M US L + 8.00%	11/22/2025	1,500,000	1,500,000
Paradigm Acquisition Corp., First Lien Initial Term Loan(a)(b)	3M US L + 4.25%	10/11/2024	1,000,000	1,006,250
Paradigm Acquisition Corp., Second Lien Initial Term Loan(a)(b)	3M US L + 8.50%	10/10/2025	2,000,000	2,006,260
UFC Holdings LLC, Second Lien Term Loan(a)(b)	12M US L + 7.50%, 1% Floor	08/18/2024	250,000	254,896
USS Ultimate Holdings, Inc., Second Lien Initial Term Loan(a)(b)	12M US L + 7.75%, 1% Floor	08/25/2025	2,000,000	2,022,500
VIP Cinema Holdings, Inc., First Lien Initial Term Loan(a)(b)	3M US L + 6.00%	03/01/2023	721,875	729,097
Wash MultiFamily Acquisition, Inc., Second Lien Initial Term Loan(a)(b)	12M US L + 7.00%, 1% Floor	05/15/2023	106,370	105,838
Winebow Holdings, Inc. (Vinter Group, Inc.), Second Lien Term Loan(a)(b)	12M US L + 7.50%, 1% Floor	01/02/2022	1,625,000	1,535,625

TOTAL BANK LOANS
(Cost $19,225,933)				19,473,157

BONDS & NOTES (37.81%)
ASSET BACKED SECURITIES (18.95%)
Apex Credit CLO 2015-II, Ltd., Class E(a)(b)(c)	3M US L + 7.00%	10/19/2026	500,000	505,647
Apidos CLO XXII, Class E(a)(b)(c)	3M US L + 7.25%	10/20/2027	1,000,000	1,001,435
Battalion CLO VI, Ltd., Class E(a)(b)(c)	3M US L + 5.20%	10/17/2026	1,131,000	1,030,688
Bowman Park CLO, Ltd., Class F(a)(b)(c)	3M US L + 7.00%	11/23/2025	1,000,000	1,007,470
Jamestown CLO V, Ltd., Class F(a)(b)(c)	3M US L + 5.85%	01/17/2027	1,400,000	1,190,098
Marathon CLO VI, Ltd., Class E(a)(b)(c)	3M US L + 5.80%	05/13/2025	1,100,000	1,021,268
Midocean Credit CLO V, Class E(a)(b)(c)	3M US L + 6.95%	10/19/2028	750,000	754,321
NZCG Funding, Ltd., Class D(a)(b)(c)	3M US L + 6.30%	04/27/2027	675,000	678,621
OCP CLO 2013-4, Ltd., Class DR(a)(b)(c)	3M US L + 6.77%	04/24/2029	1,000,000	1,019,642
Octagon Investment Partners XIV, Ltd., Class ER(a)(b)(c)	3M US L + 8.35%	07/15/2029	1,132,000	1,131,206
Rosedale CLO, Ltd., Class E(a)(b)(c)	3M US L + 5.00%	07/24/2021	53,325	13,269
Tralee CLO II, Ltd., Class FR(a)(b)(c)	3M US L + 8.85%	07/20/2029	1,000,000	942,911
Tralee CLO II, Ltd., Class ER(a)(b)(c)	3M US L + 7.85%	07/20/2029	1,000,000	1,010,461
Trinitas CLO III, Ltd., Class F(a)(b)(c)	3M US L + 6.50%	07/15/2027	550,000	512,748
Venture XII CLO, Ltd., Class ER(a)(b)(c)	3M US L + 6.20%	02/28/2026	500,000	501,736
Venture XV CLO, Ltd., Class ER(a)(b)(c)	3M US L + 7.11%	07/15/2028	1,500,000	1,514,197
Voya CLO 2014-2, Ltd., Class ER(a)(b)(c)	3M US L + 7.70%	04/17/2030	1,000,000	960,296
				14,796,014
COMMERCIAL MORTGAGE BACKED SECURITIES (0.10%)
Hypo Real Estate Bank International AG, Class A2(a)(b)(d)	3M GBP L + 0.22%	03/20/2022	200,000	74,258

CORPORATE BONDS (18.76%)
Artesyn Embedded Technologies, Inc.(b)(c)	9.750%	10/15/2020	3,500,000	3,456,250
Blueline Rental Corp.(b)(c)	9.250%	03/15/2024	2,000,000	2,140,000
Cliffs Natural Resources, Inc.(b)	4.800%	10/01/2020	375,000	363,750
Iconix Brand Group, Inc.(b)	1.500%	03/15/2018	2,000,000	1,660,000
James Hardie International Finance DAC(b)(c)	5.000%	01/15/2028	2,000,000	2,024,999
James Hardie International Finance DAC(b)(c)	4.750%	01/15/2025	1,500,000	1,518,750
JBS USA LUX SA / JBS USA Finance, Inc.(b)(e)	5.750%	06/15/2025	280,000	270,900

	Interest Rate	Maturity	Principal	Value
CORPORATE BONDS (continued)
Jo-Ann Stores Holdings, Inc.(b)(c)	9.750% (or 10.500% PIK)%	10/15/2019	$2,445,000	$2,402,213
New Enterprise Stone & Lime Co., Inc.(b)(c)	10.125%	04/01/2022	500,000	542,500
Pioneer Holdings LLC / Pioneer Finance Corp.(b)(c)	9.000%	11/01/2022	250,000	259,063
				14,638,425
TOTAL BONDS & NOTES
(Cost $28,924,465)				29,508,697

		Shares	Value
COMMON STOCKS (13.28%)
BUSINESS DEVELOPMENT COMPANIES (13.28%)
Ares Capital Corp.(b)		150,094	2,359,478
BlackRock Capital Investment Corp.(b)		164,000	1,021,720
OFS Capital Corp.(b)		64,335	765,587
PennantPark Floating Rate Capital Ltd.(b)		60,678	832,502
PennantPark Investment Corp.(b)		158,779	1,097,163
Solar Capital Ltd.(b)		99,940	2,019,787
Solar Senior Capital Ltd.(b)		45,946	816,001
WhiteHorse Finance, Inc.(b)		107,838	1,447,186

TOTAL COMMON STOCKS
(Cost $10,754,829)			10,359,424

PREFERRED STOCKS (1.09%)
BUSINESS DEVELOPMENT COMPANIES (1.09%)
Gladstone Capital Corp.(b)	6.000%	13,000	335,660
TriplePoint Venture Growth BDC Corp.(b)	5.750%	20,000	517,600

TOTAL PREFERRED STOCKS
(Cost $825,000)			853,260

REAL ESTATE INVESTMENT TRUSTS - COMMON STOCKS (1.70%)
TRADED REAL ESTATE INVESTMENT TRUSTS (1.70%)
Great Ajax Corp.(b)		96,151	1,328,807

TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON STOCKS
(Cost $1,306,892)			1,328,807

PRIVATE INVESTMENT FUNDS (21.64%)
CVC European Midmarket Solutions Fund, Series 5,221,342(b)(d)			4,800,926
GoldenTree Credit Opportunities Fund(b)(d)			6,085,880
Tree Line Credit Strategies LP(b)(d)			5,998,794

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $16,807,300)			16,885,600

SHORT TERM INVESTMENTS (0.06%)
Dreyfus Treasury Cash Management, Institutional Class, 0.99%(b)(f)		45,879	45,879

TOTAL SHORT TERM INVESTMENTS
(Cost $45,879)			45,879

	Shares	Value
TOTAL INVESTMENTS (100.54%)
(Cost $77,890,298)		$78,454,824

LINE OF CREDIT (-0.97%)		(755,000)

Other Assets In Excess Of Liabilities (0.43%)		333,202	(g)

NET ASSETS (100.00%)		$78,033,026

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of December 31, 2017 was 1.69%

12M US L - 12 Month LIBOR as of December 31, 2017 was 2.11%

3M GBP L - 3 Month POUND LIBOR as of December 31, 2017 was 0.52%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of each of these securities may be segregated as collateral for the Fund's line of credit. The aggregate market value of those securities was $73,659,844.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2017, the aggregate market value of those securities was $27,139,789, representing 34.78% of net assets.
(d)	Illiquid security. See below.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees, unless otherwise noted below. As of December 31, 2017, the aggregate value of those securities was $270,900, representing 0.35% of net assets.
(f)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
(g)	Includes cash which is being held as collateral for the Fund's line of credit.

Securities determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
09/30/17- 12/20/17	CVC European Midmarket Solutions Fund	$4,807,300	$4,800,926	6.15%
10/30/15-09/30/17	GoldenTree Credit Opportunities Fund	6,000,000	6,085,880	7.80%
10/30/15	Hypo Real Estate Bank International AG, Class A2	139,587	74,258	0.10%
12/28/2017	Tree Line Credit Strategies LP	6,000,000	5,998,794	7.69%
	Total	$16,946,887	$16,959,858	21.74%

Additional information on investments in private investment trusts:
Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of December 31, 2017
$4,800,926	CVC European Midmarket Solutions Fund	N/A	N/A	$5,221,342
6,085,880	GoldenTree Credit Opportunities Fund(a)	Semi-Annual	90	–
5,998,794	Tree Line Credit Strategies LP	Quarterly	90	–

(a)	Redemptions are subject to a two-year holding period, and may be limited to 10% per redemption date, or 20% during any 12 month period, past which redemptions would be processed on a pro rate basis.

See Notes to Quarterly Portfolio of Investments.

Resource Credit Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2017

1. ORGANIZATION

Resource Credit Income Fund (the "Fund") was organized as a Delaware statutory trust on December 11, 2014 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund's investment adviser is Resource Alternative Advisor, LLC (the "Adviser"). The investment objective is to produce current income with a secondary objective to achieve capital preservation with moderate volatility and low to moderate correlation to the broader equity markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in fixed-income and fixed-income related securities.

The Fund currently offers Class A, Class C, Class W, Class I, and Class L shares; all classes of shares except Class L commenced operations on April 20, 2015. Class L shares commenced operations on July 28, 2017. Effective as of July 7, 2017, the Fund suspended the offering and operation of its Class U, Class T, and Class D shares. Class C, Class W, and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class L shares are offered at net asset value plus a maximum sales charge of 4.25%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is considered an investment company for financial reporting purposes under GAAP. The information contained herein was prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts as of the reporting period. Management believes these estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price ("NOCP"). Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Structured credit and other similar debt securities including, but not limited to CDO ("Collateralized Debt Obligation") debt and equity securities, ABS ("Asset-Backed Security") securities, CMBS ("Commercial Mortgage Backed Security") securities, and other securitized investments backed by certain debt or other receivables (collectively "Structured Credit Securities") are valued on the basis of valuations provided by dealers in those instruments and/or independent pricing services recommended by the Adviser and approved by the Fund's Board of Trustees (the "Board"). In determining fair value, dealers and pricing services will generally use information with respect to transactions in the securities being valued; quotations from other dealers; market transactions in comparable securities; analyses and evaluations of various relationships between securities; and yield to maturity information. The Adviser will, based on its reasonable judgment, select the dealer or pricing service quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the dealer or pricing service to formulate the quotation in addition to any other relevant factors. In the event that there is a material discrepancies between quotations received from third party dealers or the pricing services the Adviser may (i) use an average of the quotations received or (ii) select an individual quotation that the Adviser, based up its reasonable judgment, determines to be accurate. In any instance in which the Adviser selects a single bid pursuant to section (e)(ii), the Adviser will provide to the Valuation Committee an analysis of the factors relied upon in the selection of the relevant quotation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at "fair value" as determined in good faith by the Fund's Valuation Committee using procedures adopted by and under the supervision of the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The "fair value" of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Valuation of Private Investment Funds – The Fund invests a portion of its assets in Private Investment Funds. Private Investment Funds measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification ("ASC") 820, the Fund has elected to apply the practical expedient and to value its investments in Private Investment Funds at their respective NAVs at each quarter. For non-calendar quarter days, the Valuation Committee estimates the fair value of each Private Investment Fund by adjusting the most recent NAV for such Private Investment Fund, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the market.

Loan Participation and Assignments – The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the "Lender") that acts as agent for all holders. The Lender administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. When the Fund purchases assignments from Lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt of payments by the Lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended December 31, 2017, no penalty fees were received by the Fund. Fees earned or paid are recorded as a component of interest income or interest expense, respectively.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's investments as of December 31, 2017:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Bank Loan	$–	$19,473,157	$–	$19,473,157
Bonds & Notes(a)	–	29,508,697	–	29,508,697
Common Stocks(a)	10,359,424	–	–	10,359,424
Preferred Stocks(a)	853,260	–	–	853,260
Real Estate Investment Trusts - Common Stocks	1,328,807	–	–	1,328,807
Private Investment Funds (Measured at net asset value)(b)	–	–	–	16,885,600
Short Term Investments	45,879	–	–	45,879
TOTAL	$12,587,370	$48,981,854	$–	$78,454,824

(a)	For detailed descriptions, see the accompanying Portfolio of Investments.
(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

There were no transfers between Level 1, 2 and 3 during the period ended December 31, 2017. It is the Fund's policy to recognize transfers between levels at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.

Underlying Investment in Other Investment Companies –The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Dreyfus Treasury Cash Management, Institutional Class (the "Dreyfus Fund"), an open-end management investment company registered under the 1940 Act. The Fund may redeem its investments from the Dreyfus Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the Dreyfus Fund can be found at www.sec.gov. The performance of the Fund may be directly affected by the performance of the Dreyfus Fund. As of December 31, 2017, the percentage of the Fund's net assets invested in the Dreyfus Fund was 0.06%.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	February 28, 2018

By:	/s/ Brian Hawkins
Brian Hawkins
Treasurer (Principal Financial Officer)

Date:	February 28, 2018